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                          AIM VARIABLE INSURANCE FUNDS

                        AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                     AIM V.I. GLOBAL GROWTH AND INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                      AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                        AIM V.I. GROWTH AND INCOME FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND
                              AIM V.I. VALUE FUND

                         Supplement dated July 17, 2000
                      to the Prospectus dated May 1, 2000
                as supplemented June 21, 2000 and June 29, 2000


The second paragraph located under the section entitled "INVESTMENT OBJECTIVES AND STRATEGIES: AIM V.I. GLOBAL GROWTH AND INCOME FUND", on page 2 of the prospectus, is deleted in its entirety and replaced with the following:

                     "The fund seeks to meet its objectives by investing at least 65% of its total assets in a combination of blue chip equity securities and high-quality government bonds of U.S. and foreign issuers. "Blue chip" equity securities are those which (1) offered, during the issuer's most recent fiscal year, an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index, or (2) are issued by a company with total equity market capitalization of at least $1 billion, and which the fund's portfolio managers believe have the potential for above-average growth in earnings and that are well-established in their respective industries. High-quality government bonds are rated within one of the two highest ratings categories of Moody's Investors Service, Inc. or Standard & Poor's Ratings Services, or are deemed by the portfolio managers to be of comparable quality."